Defined benefit pension plans and other post-employment benefits (Details 3) R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$)
P B S [Member]
IfrsStatementLineItems [Line Items]
Value of obligations on beginning	R$ 38,869
Cost of current service	4
Interest on actuarial obligation	3,289
Benefits paid in the year	(3,103)
Contributions paid by participants
(Gains)/losses in obligations	(3,870)
Value of obligations on end	35,189
P B S Assisted [Member]
IfrsStatementLineItems [Line Items]
Value of obligations on beginning	9,176
Cost of current service
Interest on actuarial obligation	769
Benefits paid in the year	(772)
Contributions paid by participants
(Gains)/losses in obligations	(549)
Value of obligations on end	8,624
Administration Agreement [Member]
IfrsStatementLineItems [Line Items]
Value of obligations on beginning	119
Cost of current service
Interest on actuarial obligation	10
Benefits paid in the year	(9)
Contributions paid by participants
(Gains)/losses in obligations	(15)
Value of obligations on end	105
P A M E C Asset Policy [Member]
IfrsStatementLineItems [Line Items]
Value of obligations on beginning	672
Cost of current service
Interest on actuarial obligation	57
Benefits paid in the year	(44)
Contributions paid by participants
(Gains)/losses in obligations	(198)
Value of obligations on end	487
A E S Telecom [Member]
IfrsStatementLineItems [Line Items]
Value of obligations on beginning	14,100
Cost of current service
Interest on actuarial obligation	1,242
Benefits paid in the year	(718)
Contributions paid by participants
(Gains)/losses in obligations	(2,088)
Value of obligations on end	12,536
Medical Plan [Member]
IfrsStatementLineItems [Line Items]
Value of obligations on beginning	3,231
Cost of current service	121
Interest on actuarial obligation	290
Benefits paid in the year	(34)
Contributions paid by participants
(Gains)/losses in obligations	(398)
Value of obligations on end	R$ 3,210